Segment Information - Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 7,984	$ 9,075	$ 26,286	$ 53,205	$ 62,288	$ 157,110
Sell-side advertising
Segment Reporting Information [Line Items]
Revenues					35,660	122,434
Buy-side advertising
Segment Reporting Information [Line Items]
Revenues					$ 26,628	$ 34,676